Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Years Ended December 31
		2021	2022	2023
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)

Item	Related Party Categories

Net revenue from sale of goods	Associates	$8,475.9	$15,351.5	$13,406.0

c.	Purchases

	Years Ended December 31
	2021	2022	2023
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Related Party Categories

Associates	$7,569.8	$6,423.9	$4,562.2

d.	Receivables from related parties

		December 31, 2022	December 31, 2023
		NT$ (In Millions)	NT$ (In Millions)

Item	Related Party Name

Receivables from related parties	GUC	$1,471.4	$514.8
	Xintec	112.6	109.6

		$1,584.0	$624.4

Other receivables from related parties	SSMC	$68.3	$58.1
	VIS	0.7	13.8

		$69.0	$71.9

e.	Payables to related parties

		December 31, 2022	December 31, 2023
		NT$ (In Millions)	NT$ (In Millions)

Item	Related Party Name

Payables to related parties	Xintec	$1,047.4	$1,020.2
	SSMC	386.0	457.3
	VIS	190.6	66.7
	Others	18.6	22.1

		$1,642.6	$1,566.3

f.	Accrued expenses and other current liabilities

		December 31, 2022	December 31, 2023
		NT$ (In Millions)	NT$ (In Millions)

Item	Related Party Categories

Contract liabilities	Associates	$1,075.7	$1,666.1

g.	Others

		Years Ended December 31
		2021	2022	2023
		NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Item	Related Party Categories

Manufacturing expenses	Associates	$5,459.9	$6,011.5	$5,043.5

Compensation to Directors and Other Key Management Personnel
h.	Compensation of key management personnel
The compensation to directors and other key management personnel were as follows:

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Short-term employee benefits	$2,886.8	$4,369.1	$3,492.3
Post-employment benefits	2.9	3.0	3.9
Share-based payments	-	286.2	525.8

	$2,889.7	$4,658.3	$4,022.0